CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest capitalized	$ 11,006,000	$ 3,390,000
Tax liability paid to AIG	0	2,000,000
Customer deposits forfeited and recognized in income	23,491,000	7,342,000
Flight equipment reclassified		95,525,000
Flight equipment reclassified to Lease receivables and other assets	27,437,000	95,014,000
Flight equipment reclassified, amount charged to income		511,000
Deposits on flight equipment purchases applied to Acquisition of flight equipment	57,606,000	47,164,000
Flight equipment reclassified to Net investment in finance and sales-type leases	45,574,000
Flight equipment reclassified to Flight equipment held for sale	162,250,000
Accrued interest and other payables applied to Acquisition of flight equipment to reflect the fair value of an aircraft purchased under an asset value guarantee	6,486,000
Flight equipment classified as Net investment in finance and sales-type leases reclassified to Flight equipment		$ 20,819,000